Risk Management - Capital adequacy ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives policies and processes for managing capital [Abstract]
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Summary of quantitative data about what entity manages as capital	According to the above regulations, the Group is required to meet the following new minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a minimum total capital ratio of 11.5% as of December 31, 2020 and 2021.	According to the above regulations, the Group is required to meet the following new minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a minimum total capital ratio of 11.5% as of December 31, 2020 and 2021.
Minimum common equity tier one ratio	8.00%	8.00%
Minimum tier one ratio	9.50%	9.50%
Minimum total regulatory capital ratio	11.50%	11.50%
Tier one risk based capital [Abstract]
Common Equity Tier 1 capital	₩ 21,948,988	₩ 19,828,094
Other Tier 1 capital	3,592,591	3,533,648
Tier 2 capital	3,399,065	4,086,035
Total risk adjusted capital	28,940,644	27,447,777
Risk weighted assets for credit risk	171,199,840	178,114,590
Risk weighted assets for market risk	6,388,428	6,086,905
Risk weighted assets for operational risk	14,914,801	14,067,185
Total risk weighted assets	₩ 192,503,069	₩ 198,268,680
Common Equity Tier 1 ratio	11.40%	10.00%
Tier 1 capital ratio	13.27%	11.78%
Total capital ratio	15.03%	13.84%